Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. These investments are with high quality financial, governmental, or corporate institutions and potentially subject the Company to concentrations of credit risk.

	December 31, 2022	December 31, 2021
Cash and cash equivalents	$61,149	$103,778
Restricted cash	179,764	322,091
Cash, cash equivalents, and restricted cash of discontinued operations	36,523	37,772
Total cash, cash equivalents, and restricted cash in statement of cash flows	$277,436	$463,641